Note D - Commitments (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Details
Operating Leases, Rent Expense	$ 8,573	$ 3,861	$ 6,420	$ 0